Other current liabilities - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 20, 2021
Other Current Liabilities [Abstract]
Description of gift owed	a Euro 1,500 special gift to each employee
Value of gift owed		€ 10,916